Dividends on ordinary shares (Tables)	6 Months Ended
Jun. 30, 2018
Dividends on ordinary shares
Dividends on ordinary shares
	Half year ended 30.06.18		Half year ended 30.06.17
	Per share	Total	Per share	Total
Dividends paid during the period	p	£m	p	£m
Final dividend paid during period	2.0	341	2.0	339